Supplement to the
Fidelity® Variable Insurance Products:
Freedom Funds
Initial Class, Service Class, and Service Class 2
April 29, 2023
As Revised September 22, 2023
Prospectus

Reorganization. VIP Freedom 2005 Portfolio℠ (the "Fund") has changed its asset allocation over time following its predetermined glide path and its allocations now match those of the VIP Freedom Income Portfolio℠ (the "Income Fund"). As described in the Funds' prospectus, once the Funds' asset allocations match, the Board of Trustees of Variable Insurance Products Fund V (the "Trust") may approve combining the Fund with the Income Fund if the Board determines that the combination is in the best interest of the Fund and its shareholders.
At its January 2024 meeting, the Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization ("Agreement") between the Fund and the Income Fund.
The Income Fund seeks high total return with a secondary objective of principal preservation. The Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of the Fund in exchange for shares of the Income Fund equal in total value to the total value of shares of the Fund. After the exchange, the Fund will distribute the Income Fund shares to its shareholders pro rata, in liquidation of the Fund (these transactions are referred to as the "Reorganization").
The Reorganization, which does not require shareholder approval, is expected to take place on or about June 7, 2024 (the "Closing Date"). The Reorganization is expected to be a tax-free transaction. This means that neither the Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.
Shareholders of the Fund should carefully consider whether the Income Fund's principal investment strategies, limitations and risks (as set forth in the Income Fund's prospectus) will meet their investment needs. Fund shareholders who do not wish to own Income Fund shares may: (1) redeem Fund shares or (2) exchange Fund shares for shares of another Fidelity fund for which they are eligible prior to the Closing Date. Please note that if shares are held in a taxable account, a redemption or exchange will be a taxable event and may result in gain or loss in connection with the transaction.
For more detailed information, please contact Fidelity at 1-877-208-0098.
VIPFF2K-PSTK-0124-112 1.828420.112	January 31, 2024
Supplement to the
Fidelity® Variable Insurance Products:
Investor Freedom® Funds
April 29, 2023
Prospectus

Reorganization. VIP Investor Freedom 2005 Portfolio℠ (the "Fund") has changed its asset allocation over time following its predetermined glide path and its allocations now match those of the VIP Investor Freedom Income Portfolio℠ (the "Income Fund"). As described in the Funds' prospectus, once the Funds' asset allocations match, the Board of Trustees of Variable Insurance Products Fund V (the "Trust") may approve combining the Fund with the Income Fund if the Board determines that the combination is in the best interest of the Fund and its shareholders.
At its January 2024 meeting, the Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization ("Agreement") between the Fund and the Income Fund.
The Income Fund seeks high total return with a secondary objective of principal preservation. The Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of the Fund in exchange for shares of the Income Fund equal in total value to the total value of shares of the Fund. After the exchange, the Fund will distribute the Income Fund shares to its shareholders pro rata, in liquidation of the Fund (these transactions are referred to as the "Reorganization").
The Reorganization, which does not require shareholder approval, is expected to take place on or about June 7, 2024 (the "Closing Date"). The Reorganization is expected to be a tax-free transaction. This means that neither the Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization.
Shareholders of the Fund should carefully consider whether the Income Fund's principal investment strategies, limitations and risks (as set forth in the Income Fund's prospectus) will meet their investment needs. Fund shareholders who do not wish to own Income Fund shares may: (1) redeem Fund shares or (2) exchange Fund shares for shares of another Fidelity fund for which they are eligible prior to the Closing Date. Please note that if shares are held in a taxable account, a redemption or exchange will be a taxable event and may result in gain or loss in connection with the transaction.
For more detailed information, please contact Fidelity at 1-877-208-0098.
VIPIFF-PSTK-0124-112 1.828376.112	January 31, 2024